Shareholder Report, Average Annual Return (Details)	12 Months Ended	15 Months Ended	35 Months Ended
	Jul. 31, 2026	Jul. 31, 2026	Jul. 31, 2026
C000243188 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	38.76%		23.27%
C000259086 [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	39.07%	35.63%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	18.71%		20.58%
Solactive GFS United States 2500 Value Style MV Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	31.17%	29.24%
S&P 500 Value Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent	19.71%		15.77%
Solactive GBS United States 1000 Index [Member]
Average Annual Return [Line Items]
Average Annual Return, Percent		22.53%